Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Recognised on the balance sheet as:
Retirement benefit assets	£ 3,379	£ 3,624
Retirement benefit obligations	(130)	(136)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Present value of funded obligations	(28,633)	(30,201)
Fair value of scheme assets	31,924	33,733
Amount recognized
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	3,249	3,488
Recognised on the balance sheet as:
Retirement benefit assets	3,379	3,624
Retirement benefit obligations	(130)	(136)
Amount recognized | Net pension scheme asset
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	3,291	3,532
Amount recognized | Other post-retirement schemes
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	£ (42)	£ (44)